Real Estate Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Real Estate Investments
Schedule of real estate investments, net

Real estate investments, net, represents investments in 20 properties and is summarized as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Land and improvements	$453,141	$382,581
Building and improvements	2,120,663	2,050,533
Construction in progress	87,323	61,677
Total real estate investments	2,661,127	2,494,791
Less accumulated depreciation	(507,474)	(484,488)
Real estate investments, net	$2,153,653	$2,010,303

Real estate investments, net, represents investments in 19 properties and is summarized as follows:

December 31,	2013	2012
	(in thousands)
Land and improvements	$382,581	$—
Building and improvements	2,050,533	—
Construction in progress	61,677	—

Total property and equipment	2,494,791	—
Less accumulated depreciation	(484,488)	—

Property and equipment, net	$2,010,303	$—